Summary of Significant Accounting Policies - Revenue Recognition, Unbilled Receivables, and Estimated Liability for Refunds and Appeals (Details) $ in Thousands	Dec. 31, 2016 USD ($) company	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Summary of Significant Accounting Policies
Estimated liability for refunds and appeals	$ 62,539	$ 67,775	$ 74,941
Estimated allowance for refunds and appeals	$ 41,020	33,406	$ 23,216
Number of Recovery Audit Contractors under Medicare Recovery Program | company	4
Accounts receivable
Summary of Significant Accounting Policies
Unbilled receivables	$ 51,643	51,799
Unbilled receivables arising from deferred billing	$ 6,137	$ 6,431